FINANCIAL RISK MANAGEMENT (Details) - Schedule of amounts by Tranche are summarized - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of amounts by Tranche are summarized [Line Items]
Commited amount	$ 3,200	$ 2,450
Withdrew amount	1,950	1,150
Available amount	1,250	1,300
Tranche A [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of amounts by Tranche are summarized [Line Items]
Commited amount	1,300	1,300
Withdrew amount	876	650
Available amount	424	650
Tranche B [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of amounts by Tranche are summarized [Line Items]
Commited amount	750
Withdrew amount	300
Available amount	450
Tranche C [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of amounts by Tranche are summarized [Line Items]
Commited amount	1,150	1,150
Withdrew amount	774	500
Available amount	$ 376	$ 650